CVC - BENEFIT PLANS - Plan Assumptions for Defined Benefit Plans (Details)	6 Months Ended		12 Months Ended
	Dec. 31, 2016	Jun. 20, 2016	Dec. 31, 2017	Dec. 31, 2015
Net Periodic Benefit Cost
Discount rate (in hundredths)	3.53%		3.69%
Rate of increase in future compensation levels	0.00%		0.00%
Expected rate of return on plan assets (Pension Plan only)	3.97%		3.90%
Weighted-average assumptions used to determine benefit obligations [Abstract]
Discount rate (in hundredths)	3.81%		3.50%
Cablevision Systems Corporation And Subsidiaries | Cablevision Defined Benefit Plans
Net Periodic Benefit Cost
Discount rate (in hundredths)		3.76%		3.83%
Weighted-average assumptions used to determine benefit obligations [Abstract]
Discount rate (in hundredths)				3.94%
Cablevision Systems Corporation And Subsidiaries | Pension Plan
Net Periodic Benefit Cost
Expected rate of return on plan assets (Pension Plan only)		3.97%		4.03%